Employee benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefits
31. Employee benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2023	2022
Italian leaving indemnities (TFR)	10,507	7,613
Other leaving indemnities	10,392	10,486
Post-employment benefits	7,247	5,675
Other long-term employee benefits	1,165	1,469
Termination benefits	334	311
Total defined benefit obligations	29,645	25,554
Other long-term payables to employees	—	26,030
Total employee benefits	29,645	51,584
Defined benefit obligations
The following table shows the changes in defined benefit obligations.

(€ thousands)	2023	2022
At January 1,	25,554	32,029
Changes through statement of profit and loss	5,236	3,280
- of which: Service cost	4,342	3,018
- of which: Financial charges	894	262
Changes through statement of comprehensive income and loss	(1,838)	(755)
- of which: Actuarial (gain)/loss	(1,376)	(1,220)
- of which: Translation differences	(462)	465
Benefits paid	(2,566)	(8,676)
Business Combination	3,259	—
Reclassifications and other	—	(324)
At December 31,	29,645	25,554
Italian leaving indemnities relate to the Italian employee severance indemnity (“TFR”) obligation required under Italian Law and other leaving indemnities primarily relate to leaving indemnities relating to the Group’s subsidiaries in Spain and China.
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2023			At December 31, 2022
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.90% / 3.40%	3.00% / 3.30%	2.60%	3.60% / 3.80%	3.70% / 3.80%	2.80% / 2.90%
Inflation rate	2.00% / 3.00%	2.00%	1.50% / 9.00%	2.00% / 3.00%	1.00%	5.50% / 8.00%
Turn-over rate	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%	0.50% / 7.90%	2.50% / 4.00%	3.50% / 5.50%
In determining the defined benefit obligations of the Group’s Italian companies, the Group used the Italian National Institute of Statistics (“ISTAT”) benchmark for the estimated mortality rates in Italy, broken down by age and gender, while for defined benefit obligations of the Group’s non-Italian companies, the Group used the standard mortality rate benchmark for each individual country, broken down by age and gender. Estimated annual staff turnover rates have been calculated based on the individual companies’ data.
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2023				At December 31, 2022
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(797)	854	(107)	116	(720)	770	(109)	60
Inflation rate	728	(689)	113	(105)	680	(645)	61	(111)
Turn-over rate	2,209	(3,292)	381	(570)	2,511	(3,708)	372	(582)
The average duration of the defined benefit obligations for the Italian TFR at the end of the reporting period was 8.7 years (2022: 7.8 years), for leaving indemnities in China was 9.9 years (2022: 10.5 years) and for leaving indemnities in Spain was 9.7 years (2022: 8.2 years).
Post-employment benefits at December 31, 2023 and 2022 primarily relate to the Group’s CEO.
Other long-term payables to employees
Other long-term payables at December 31, 2022 include €24,855 thousand related to bonuses earned by Senior Management Team which were expected to be paid in 2024 in accordance with the related contractual terms, which was classified as due to employees within other current liabilities at December 31, 2023.
In 2023, the Group modified the contractual terms of the agreement in order to entitle Senior Management Team to settle a portion of the bonus in ordinary shares equal to a value of $7,500 thousand in 2024. As a result, the compensation that will be settled in ordinary shares is accounted for as equity-settled share-based compensation and measured at the fair value of the related compensation, with an offsetting increase to equity of €6,562 thousand.